RELATED-PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2012
RELATED-PARTY TRANSACTIONS
17.	RELATED-PARTY TRANSACTIONS

The Companies purchase merchandise from numerous suppliers throughout the world, including certain affiliated companies of the Companies. The Companies purchased merchandise from affiliated companies in the amount of ¥2,093 million ($25,397 thousand), ¥1,131 million and ¥1,209 million in the fiscal years ended March 31, 2012, 2011 and 2010, respectively. The accounts payable to affiliated companies were ¥26 million ($315 thousand) and ¥0 million as of March 31, 2012 and 2011, respectively.

The Companies also sell supplies, materials and products to certain affiliated companies. Aggregate sales to affiliated companies were ¥477 million ($5,788 thousand), ¥537 million and ¥354 million in fiscal years ended March 31, 2012, 2011 and 2010. The accounts receivable from affiliated companies were ¥81 million ($983 thousand) and ¥91 million as of March 31, 2012 and 2011, respectively.

The Companies earn royalties from the use of the Wacoal Brand by certain affiliated companies. The amount of royalty revenue earned was ¥216 million ($2,621 thousand), ¥201 million and ¥199 million in the fiscal years ended March 31, 2012, 2011 and 2010, respectively. Other accounts receivables from affiliated companies, which are included in other current assets in the consolidated balance sheets, were ¥171 million ($2,075 thousand) and ¥158 million as of March 31, 2012 and 2011, respectively.